Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Cost	$ 42,422	$ 38,770
Accumulated amortization	30,333	25,039
Net	12,089	13,731
Computer Equipment [Member]
Cost	37,469	34,442
Accumulated amortization	28,123	23,730
Furniture and Fixtures [Member]
Cost	1,494	1,432
Accumulated amortization	1,081	816
Leasehold Improvements [Member]
Cost	807	778
Accumulated amortization	401	290
Equipment Installed With Customers [Member]
Cost	1,654	1,289
Accumulated amortization	728	203
Asset under Construction [Member]
Cost	$ 998	$ 829